SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 157	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 158	x

Mutual Fund and Variable Insurance Trust

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Tanya L Goins, Esq.

Thompson Hine LLP

3560 Lenox Road, Suite 1600

Atlanta, Georgia 30326

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
X	on October 13, 2017 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on __________ pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 151 of the Mutual Fund and Variable Insurance Trust on behalf of the Rational Income Opportunities Fund as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on July 3, 2017 (Accession Number 0001580642-17-003750), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until October 13, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Sacramento, State of California, on the 28th day of September, 2017.

Mutual Fund and Variable Insurance Trust

BY:       /s/Tanya L. Goins

Tanya L Goins

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*	September 28, 2017
Jerry Szilagyi, President and Principal Executive Officer	Date

*	September 28, 2017
Erik Naviloff, Treasurer and Principal	Date
Financial Officer

*	September 28, 2017
Tobias Caldwell, Trustee	Date

*	September 28, 2017
Stephen Lachenauer, Trustee	Date

*	September 28, 2017
Donald McIntosh, Trustee	Date

*By:	/s/Tanya L Goins

Tanya L Goins

Attorney-in-Fact